Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Information
Segment Information

9.      Segment Information

The Company establishes operating segments at the property level and aggregates individual properties into reportable segments based on product types in which the Company has investments. As of September 30, 2019, The Company had the following reportable segments:  retail center properties and hotel properties. During the periods presented, there have been no material intersegment transactions.

Net operating income ("NOI") is a non-GAAP financial measure and is not considered a measure of operating results or cash flows from operations under GAAP. NOI is the primary performance measure reviewed by management to assess operating performance of properties and is calculated by deducting operating expenses from operating revenues. Operating revenues include rental income, tenant reimbursements, hotel income, and other property income; and operating expenses include retail center property and hotel operating costs. The NOI performance metric consists of only revenues and expenses directly related to real estate rental operations. NOI reflects property acquisitions and dispositions, occupancy levels, rental rate increases or decreases, and the recoverability of operating expenses. NOI, as the Company calculates it, may not be directly comparable to similarly titled, but differently calculated, measures for other REITs.

Asset information and capital expenditures by segment are not reported because the Company does not use these measures to assess performance. Depreciation and amortization expense, along with other expense and income items, are not allocated among segments.

The following table presents property operating revenues, expenses and NOI by product type:

	For the three months ended September 30,
	Hotel property		Retail center properties		Total
	2019	2018	2019	2018	2019	2018
Revenues	$862,975	$871,870	$1,044,590	$840,235	$1,907,565	$1,712,105
Operating expenses	718,920	637,383	285,694	226,136	1,004,614	863,519
Net operating income	$144,055	$234,487	$758,896	$614,099	$902,951	$848,586

	For the nine months ended September 30,
	Hotel property		Retail center properties		Total
	2019	2018	2019	2018	2019	2018
Revenues	$2,331,410	$2,720,512	$2,827,731	$2,001,759	$5,159,141	$4,722,271
Operating expenses	1,917,654	1,938,546	805,251	670,391	2,722,905	2,608,937
Net operating income	$413,756	$781,966	$2,022,480	$1,331,368	$2,436,236	$2,113,334

9.    Segment Information

The Company establishes operating segments at the property level and aggregates individual properties into reportable segments based on product types in which the Company has investments. As of December 31, 2018, The Company had the following reportable segments:  retail center properties and hotel properties. During the periods presented, there have been no material intersegment transactions.

Net operating income ("NOI") is a non-GAAP financial measure and is not considered a measure of operating results or cash flows from operations under GAAP. NOI is the primary performance measure reviewed by management to assess operating performance of properties and is calculated by deducting operating expenses from operating revenues. Operating revenues include rental income, tenant reimbursements, hotel income, and other property income; and operating expenses include retail center property and hotel operating costs. The NOI performance metric consists of only revenues and expenses directly related to real estate rental operations. NOI reflects property acquisitions and dispositions, occupancy levels, rental rate increases or decreases, and the recoverability of operating expenses. NOI, as the Company calculates it, may not be directly comparable to similarly titled, but differently calculated, measures for other REITs.

Asset information and capital expenditures by segment are not reported because the Company does not use these measures to assess performance.  Depreciation and amortization expense, along with other expense and income items, are not allocated among segments.

The following table presents property operating revenues, expenses and NOI by product type:

	Hotel property		Retail center properties		Total
	2018	2017	2018	2017	2018	2017
Revenues	$3,676,169	$399,502	$2,913,782	$1,325,155	$6,589,951	$1,724,657
Operating expenses	2,608,825	356,427	976,468	602,970	3,585,293	959,397
Net operating income	$1,067,344	$43,075	$1,937,314	$722,185	$3,004,658	$765,260